LEASES (Details 1)	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 2,898,058
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	982,881
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	2,449,475
Total Minimum Lease Payments [Member]
IfrsStatementLineItems [Line Items]
Total	3,432,356
Less Amount Representing Interest [Member]
IfrsStatementLineItems [Line Items]
Total	$ (534,298)